Leases - Summary of future minimum lease payments under non-cancellable operating lease agreements (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Future minimum lease payments
2026	¥ 6,806,601
2027	1,326,031
Total undiscounted cash flows	8,132,632
Less: imputed interest	123,356
Total	8,009,276		¥ 15,680,601
Lease liabilities due within one year	6,702,853	$ 958,495	11,457,877
Lease liabilities	¥ 1,306,423	$ 186,816	¥ 4,222,724